As filed with the Securities and Exchange Commission on March 26, 2020

Securities Act File No. 333-29253

Investment Company Act File No. 811-08253

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Post-Effective Amendment No. 35

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 37

(Check appropriate box or boxes)

BOYAR VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

32 West 39th Street, 9th Floor

New York, New York 10018

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 995-8300

Mr. Mark A. Boyar Boyar Value Fund, Inc. 32 West 39th Street, 9th Floor New York, New York 10018 (Name and Address of Agent for Service)
Copies to:
Mr. Sam Singh Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474	Jeffrey Skinner Kilpatrick Townsend & Stockton LLP 1001 West Fourth Street Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box)

[ X ] immediately upon filing pursuant to paragraph (b)

[ ] on [ ] pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (Date) pursuant to paragraph (a) of Rule 485

[ ] 75 days after filing pursuant to Rule 485, paragraph (a) (ii)

[ ] pursuant to Rule 485, paragraph (a) (ii)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge and State of New York on the 26th day of March 2020.

BOYAR VALUE FUND, INC.

/s/ Sam Singh

Sam Singh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                     TITLE                                                                         DATE

/s/ Mark A. Boyar*                          Chairman and Chief                                                  March 26, 2020

Mark A. Boyar                                  Executive Officer

                                                           President                                                                    March 26, 2020

/s/ Sam Singh                                  Principal Executive Officer

Sam Singh

           Treasurer                                                                  March 26, 2020

/s/ Dawn Borelli                              Principal Financial and Accounting Officer

Dawn Borelli

/s/ Henry A. Alpert*                      Director                                                                       March 26, 2020

Henry A. Alpert

/s/ Richard Finkelstein*                Director                                                                       March 26, 2020

Richard Finkelstein

/s/ Jay Petschek*                           Director                                                                       March 26, 2020

Jay Petschek

*By:

/s/ Sam Singh

    Sam Singh

Attorney-in-Fact– Pursuant to Powers of Attorney previously filed on March 10, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 34, and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase